Subsequent Events (Details) - New Credit Facilities - Barclays Bank PLC and Other Parties - USD ($) $ in Millions	Mar. 16, 2018	Jul. 07, 2017
Term Facility
Subsequent Event [Line Items]
Prepayment premium percent		1.00%
Term Facility | Subsequent Event
Subsequent Event [Line Items]
Outstanding debt	$ 200
Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Prepayment premium percent	1.00%
LIBOR | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate	3.50%
LIBOR | Line of Credit | Term Facility
Subsequent Event [Line Items]
Basis spread on variable rate		4.00%
Base Rate | Line of Credit
Subsequent Event [Line Items]
Basis spread on variable rate		0.50%
Base Rate | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate	2.50%